CONSOLIDATED STATEMENTS OF CHANGES IN CONVERTIBLE PREFERRED STOCK, NONCONTROLLING INTERESTS AND EQUITY - USD ($)	Total	Previously Reported	Revision of Prior Period, Adjustment	Adoption of ASC	Class A common stock	Common Stock Class B	Class C common stock	Common Stock Class A common stock	Common Stock Class A common stock Previously Reported	Common Stock Class A common stock Revision of Prior Period, Adjustment	Common Stock Common Stock Class B	Common Stock Common Stock Class B Previously Reported	Common Stock Common Stock Class B Revision of Prior Period, Adjustment	Common Stock Class C common stock	Common Stock Class C common stock Previously Reported	Common Stock Class C common stock Revision of Prior Period, Adjustment	Treasury Stock	Additional Paid-in Capital	Additional Paid-in Capital Previously Reported	Additional Paid-in Capital Revision of Prior Period, Adjustment	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Accumulated Deficit Adoption of ASC	Noncontrolling Interests
Convertible preferred stock, balance (in shares) at Dec. 31, 2018	141,904,384	171,757,571	(29,853,187)
Convertible preferred stock, balance at Dec. 31, 2018	$ 3,498,696,000
Redeemable noncontrolling interest, balance at Dec. 31, 2018	$ 1,320,637,000
Increase (Decrease) in Temporary Equity [Roll Forward]
Convertible preferred stock, issuance of shares in connection with convertible note conversion (in shares)	7,510,818
Convertible preferred stock, issuance of shares in connection with convertible note conversion	$ 722,977,000
Redeemable noncontrolling interests, issuance of noncontrolling interests	$ 203,382,000
Convertible preferred stock, settlement of stockholder notes receivable (in shares)	(80,329)
Convertible preferred stock, settlement of stockholder notes receivable	$ (2,732,000)
Convertible preferred stock, stock-based compensation	$ 391,000
Convertible preferred stock, exercise of warrants, net (in shares)	33,021,700
Convertible preferred stock, exercise of warrants, net	$ 2,119,446,000
Convertible preferred stock, Issuance of stock in connection with acquisitions (in shares)	1,329,958
Convertible preferred stock, Issuance of stock in connection with acquisitions	$ 134,826,000
Redeemable noncontrolling interests — mezzanine	(493,047,000)
Redeemable noncontrolling interests, other comprehensive income (loss), net of tax	$ 1,108,000
Convertible preferred stock, balance (in shares) at Dec. 31, 2019	183,686,531
Convertible preferred stock, balance at Dec. 31, 2019	$ 6,473,604,000
Redeemable noncontrolling interest, balance at Dec. 31, 2019	1,032,080,000
Balance (in shares) at Dec. 31, 2018								25,594,887	30,979,421	(5,384,534)	110,428,700	133,660,176	(23,231,476)	0	0	0
Balance at Dec. 31, 2018	$ (2,458,576,000)			$ 1,701,000				$ 2,000	$ 31,000	$ (29,000)	$ 12,000	$ 134,000	$ (122,000)	$ 0				$ 798,114,000	$ 797,963,000	$ 151,000	$ 15,511,000	$ (3,311,285,000)	$ 1,701,000	$ 39,070,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adoption of ASC	Accounting Standards Update 2016-13 [Member]
Issuance of noncontrolling WeWork Partnerships Profits Interest Units in the WeWork Partnership and Common Stock Class C (in shares)														58,363,074
Issuance of noncontrolling WeWork Partnerships Profits Interest Units in the WeWork Partnership and Common Stock Class C	$ 0													$ 6,000				(6,000)
Forfeiture of noncontrolling WeWork Partnerships Profits Interest Units in the WeWork Partnership and Common Stock Class C (in shares)														(35,434,383)
Forfeiture of noncontrolling WeWork Partnerships Profits Interest Units in the WeWork Partnership and Common Stock Class C	0													$ (4,000)				4,000
Issuance of stock for services rendered (in shares)								6,269
Issuance of stock for services rendered, net of forfeitures	21,387,000																	17,613,000						3,774,000
Transfer from Class B to Class A (in shares)								5,747,939			(5,747,939)
Transfer from Class B to Class A	0							$ 1,000			$ (1,000)
Stock based compensation (in shares)								331,054			87,298
Stock-based compensation	236,637,000																	236,107,000						530,000
Exercise of stock options (in shares)								1,278,659			1,992,752
Exercise of stock options	38,303,000																	38,303,000
Stock issued for exercise of warrants (in shares)								154
Issuance of common stock in connection with acquisitions (in shares)								1,415,505
Issuance of stock in connection with acquisitions	66,886,000																	61,417,000						5,469,000
Settlement of stockholder notes receivable (see Note 20) (in shares)								(249,203)
Settlement of stockholder notes receivable (see Note 21)	9,210,000																	9,210,000
Issuance of noncontrolling interests	339,773,000																	9,329,000						330,444,000
Transaction with principal shareholder	709,929,000																	709,929,000
Distributions to noncontrolling interests	(40,000,000)																							(40,000,000)
Net income (loss)	(3,281,840,000)																					(3,264,738,000)		(17,102,000)
Other comprehensive income (loss), net of tax	(18,122,000)																				(18,122,000)
Balance at Dec. 31, 2019	(4,374,712,000)			$ 190,000				$ 3,000			$ 11,000			$ 2,000				1,880,020,000			(2,611,000)	(6,574,322,000)	$ 190,000	322,185,000
Balance (in shares) at Dec. 31, 2019								34,125,264			106,760,811			22,928,691
Increase (Decrease) in Temporary Equity [Roll Forward]
Redeemable noncontrolling interests, issuance of noncontrolling interests	$ 100,100,000
Convertible preferred stock, stock-based compensation (in shares)	25,724
Convertible preferred stock, stock-based compensation	$ 1,028,000
Convertible preferred stock, acquisition of noncontrolling interest (shares)	28,489,310
Convertible preferred stock, acquisition of noncontrolling interest	$ 280,345,000
Redeemable noncontrolling interests, acquisition of noncontrolling interest	$ (92,822,000)
Convertible preferred stock, exercise of warrants, net (in shares)	92,590,259
Convertible preferred stock, exercise of warrants, net	$ 911,121,000
Redeemable noncontrolling interests, distributions to noncontrolling interests	(6,646,000)
Redeemable noncontrolling interests — mezzanine	(675,631,000)
Redeemable noncontrolling interests, other comprehensive income (loss), net of tax	$ 23,161,000
Convertible preferred stock, balance (in shares) at Dec. 31, 2020	304,791,824
Convertible preferred stock, balance at Dec. 31, 2020	$ 7,666,098,000
Redeemable noncontrolling interest, balance at Dec. 31, 2020	380,242,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Forfeiture of noncontrolling WeWork Partnerships Profits Interest Units in the WeWork Partnership and Common Stock Class C (in shares)														(2,134,367)
Forfeiture of noncontrolling WeWork Partnerships Profits Interest Units in the WeWork Partnership and Common Stock Class C	0													$ 0				0
Issuance of stock for services rendered, net of forfeitures	8,215,000																	12,874,000						(4,659,000)
Stock based compensation (in shares)								207,641			51,263
Stock-based compensation	182,045,000																	182,007,000						38,000
Exercise of stock options (in shares)								27,931			82,418
Exercise of stock options	220,000																	220,000
Issuance of common stock in connection with acquisitions (in shares)								106,775
Issuance of stock in connection with acquisitions	217,000																	217,000
Deconsolidation of consolidated subsidiaries	302,689,000																	315,604,000						(12,915,000)
Settlement of stockholder notes receivable (see Note 20) (in shares)								(170,316)
Settlement of stockholder notes receivable (see Note 21)	16,667,000																	16,667,000
Acquisition of noncontrolling interest	(187,523,000)																	(197,949,000)			10,426,000
Issuance of noncontrolling interests	544,000																							544,000
Transaction with principal shareholder	21,640,000																	21,640,000
Distributions to noncontrolling interests	(317,264,000)																	(42,801,000)						(274,463,000)
Net income (loss)	(3,158,226,000)																					(3,129,358,000)		(28,868,000)
Other comprehensive income (loss), net of tax	(166,625,000)																				(166,625,000)
Balance at Dec. 31, 2020	$ (7,671,923,000)							$ 3,000			$ 11,000			$ 2,000			$ 0	2,188,499,000			(158,810,000)	(9,703,490,000)		1,862,000
Balance (in shares) at Dec. 31, 2020					34,297,295	106,894,492	20,794,324	34,297,295			106,894,492			20,794,324			0
Increase (Decrease) in Temporary Equity [Roll Forward]
Convertible preferred stock, conversion of Legacy WeWork convertible preferred stock to common stock (in shares)	(412,303,490)
Convertible preferred stock, conversion of Legacy WeWork convertible preferred stock to common stock	$ (8,376,150,000)
Redeemable noncontrolling interests, conversion of Legacy WeWork convertible preferred stock to common stock	(256,543,000)
Convertible preferred stock, cancellation of note and conversion to common stock	$ (3,032,000)
Convertible preferred stock, issuance of shares in connection with convertible note conversion (in shares)	180,414
Redeemable noncontrolling interests, issuance of noncontrolling interests	$ 80,006,000
Convertible preferred stock, exercise of warrants, net (in shares)	107,312,099
Convertible preferred stock, exercise of warrants, net	$ 713,084,000
Redeemable noncontrolling interests — mezzanine	(139,083,000)
Redeemable noncontrolling interests, other comprehensive income (loss), net of tax	$ (28,625,000)
Other	19,153
Convertible preferred stock, balance (in shares) at Dec. 31, 2021	0
Convertible preferred stock, balance at Dec. 31, 2021	$ 0
Redeemable noncontrolling interest, balance at Dec. 31, 2021	35,997,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Forfeiture of noncontrolling WeWork Partnerships Profits Interest Units in the WeWork Partnership and Common Stock Class C (in shares)														(856,235)
Forfeiture of noncontrolling WeWork Partnerships Profits Interest Units in the WeWork Partnership and Common Stock Class C	0													$ 0				0
Issuance of stock for services rendered, net of forfeitures	(2,141,000)																	(2,141,000)
Transfer from Class B to Class A (in shares)								106,894,492			(106,894,492)
Transfer from Class B to Class A								$ 11,000			$ (11,000)
Stock based compensation (in shares)								721,381
Stock-based compensation	213,419,000																	213,419,000
Exercise of stock options (in shares)								11,990,205
Exercise of stock options	26,250,000							$ 1,000										26,249,000
Cancellation of shares (in shares)								(685,781)
Cancellation of shares	$ (13,494,000)																	(13,494,000)
Stock issued for exercise of warrants (in shares)	206,547							206,955
Stock issued for exercise of warrants	$ 1,000																	1,000
Issuance of common stock in connection with Business Combination (in shares)								42,368,214
Issuance of common stock in connection with Business Combination	297,448,000							$ 4,000										297,444,000
Conversion of Legacy WeWork convertible preferred stock to common stock (in shares)								412,303,490
Conversion of Legacy WeWork convertible preferred stock to common stock	8,632,693,000							$ 41,000										8,376,109,000						256,543,000
Cancellation of convertible note and conversion to common stock (in shares)								468,394
Cancellation of convertible note and conversion to common stock	3,032,000																	3,032,000
Issuance of common stock in connection with PIPE Investment and Backstop Investment (in shares)								95,000,000
Issuance of common stock in connection with PIPE Investment and Backstop Investment	950,001,000							$ 10,000										949,991,000
Costs attributable to the issuance of common stock in connection with Business Combination and PIPE Investment	(69,490,000)																	(69,490,000)
Reclassification of liability classified warrants to equity	52,393,000																	52,393,000
Release of vested RSUs (in shares)								1,413,142
Repurchase of common stock (in shares)																	(2,944,212)
Repurchase of common stock	(29,245,000)																$ (29,245,000)
Transaction with principal shareholder	529,878,000																	529,878,000
Conversion of WeWork Partnership Profits Interest Units to Partnership Units	0																	(234,375,000)						234,375,000
Distributions to noncontrolling interests	(418,000)																							(418,000)
Net income (loss)	(4,492,512,000)																					(4,439,027,000)		(53,485,000)
Other comprehensive income (loss), net of tax	121,492,000																				127,741,000			(6,249,000)
Other	3,177,000							$ 1,000										3,176,000						0
Other (in shares)								39,136
Balance at Dec. 31, 2021	$ (1,449,439,000)							$ 71,000			$ 0			$ 2,000			$ (29,245,000)	$ 12,320,691,000			$ (31,069,000)	$ (14,142,517,000)		$ 432,628,000
Balance (in shares) at Dec. 31, 2021					702,072,711	0	19,938,089	705,016,923			0			19,938,089			(2,944,212)